Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Other reserves [member]	Treasury shares [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments [member]	Profit Attributed To Parent [Member]	Dividends [Member]	Equity attributable to owners of parent [member]	Financial assets measured at fair value through other comprehensive income, category [member]	Defined benefit plans [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member]	Non-controlling interests [member]	Total	Dividends And Remuneration [Member]
Balance on December 31, 2021 at Dec. 31, 2019	R$ 57,000,000	R$ 34,877,492	R$ (681,135)	R$ (67,000)	R$ 16,406,932	R$ (10,800,000)	R$ 96,736,289	R$ 3,345,283	R$ (3,746,537)	R$ 859,370	R$ (543,825)	R$ 96,650,580	R$ 558,581	R$ 97,209,161
IfrsStatementLineItems [Line Items]
Total comprehensive income					13,418,529		13,418,529	(1,003,154)	555,624		105,159	13,076,158	32,224	13,108,382
Net profit					13,418,529		13,418,529					13,418,529	32,224	13,450,753
Other comprehensive income								(1,003,154)	555,624		105,159	(342,371)		(342,371)
Financial Assets Measured At Fair Value Through Other Comprehensive Income								(1,003,154)				(1,003,154)		(1,003,154)
Pension plans									555,624			555,624		555,624
Gain and loss - Cash flow and investment hedge											105,159	105,159		105,159
Appropriation of net income from prior years		16,406,932			(16,406,932)
Option to Acquire Own Instrument		(67,000)		67,000
Dividends and interest on shareholders' equity for the previous year		(10,800,000)				10,800,000
Dividends and interest on capital						(3,837,085)	(3,837,085)					(3,837,085)		(3,837,085)
Treasury shares			(110,223)				(110,223)					(110,223)		(110,223)
Other		(2,443)					(2,443)					(2,443)	(277,920)	(280,363)
Treasury shares			110,223				110,223					110,223		110,223
Balance on December 31, 2022 at Dec. 31, 2020	57,000,000	40,414,981	(791,358)		13,418,529	(3,837,085)	106,205,067	2,342,129	(3,190,913)	859,370	(438,666)	105,776,987	312,885	106,089,872
IfrsStatementLineItems [Line Items]
Total comprehensive income					15,528,052		15,528,052	(2,389,705)	266,692		(855,335)	12,549,704	31,272	12,580,976
Net profit					15,528,052		15,528,052					15,528,052	31,272	15,559,324
Other comprehensive income								(2,389,705)	266,692		(855,335)	(2,978,348)		(2,978,348)
Financial Assets Measured At Fair Value Through Other Comprehensive Income								(2,389,705)				(2,389,705)		(2,389,705)
Pension plans									266,692			266,692		266,692
Gain and loss - Cash flow and investment hedge											(855,335)	(855,335)		(855,335)
Appropriation of net income from prior years		13,418,529			(13,418,529)
Spin-Off	(2,000,000)	(1,167,674)					(3,167,674)					(3,167,674)		(3,167,674)
Option to Acquire Own Instrument
Dividends and interest on capital						(9,649,000)	(9,649,000)					(9,649,000)		(9,649,000)
Treasury shares			78,319				78,319					78,319		78,319
Other		51,810					51,810					51,810	(9,808)	42,002
Dividends and interest on capital from prior years		(3,837,085)				3,837,085
Treasury shares			(78,319)				(78,319)					(78,319)		(78,319)
Balance on December 31, 2022 at Dec. 31, 2021	55,000,000	48,880,561	(713,039)		15,528,052	R$ (9,649,000)	109,046,574	(47,576)	(2,924,221)	859,370	(1,294,001)	105,640,146	334,349	105,974,495	R$ (9,649,000)
IfrsStatementLineItems [Line Items]
Total comprehensive income					14,287,093		14,287,093	(707,433)	28,701		(401,282)	13,207,079	52,382	13,259,461
Net profit					14,287,093		14,287,093					14,287,093	52,382	14,339,475
Other comprehensive income								(707,433)	28,701		(401,282)	(1,080,014)		(1,080,014)
Financial Assets Measured At Fair Value Through Other Comprehensive Income								(707,433)				(707,433)		(707,433)
Pension plans									28,701			28,701		28,701
Gain and loss - Cash flow and investment hedge											(401,282)	(401,282)		(401,282)
Appropriation of net income from prior years		15,528,052			(15,528,052)
Spin-Off
Dividends and interest on capital							(8,100,000)					(8,100,000)		(8,100,000)	(8,100,000)
Treasury shares			506,277				506,277					506,277		506,277
Other		(58,114)					(58,114)					(58,114)	110,611	52,497
Dividends and interest on capital from prior years		(9,649,000)													9,649,000
Own Instrument Acquisition Option
Treasury shares			(506,277)				(506,277)					(506,277)		(506,277)
Balance on December 31, 2022 at Dec. 31, 2022	R$ 55,000,000	R$ 54,701,499	R$ (1,219,316)		R$ 14,287,093		R$ 114,669,276	R$ (755,009)	R$ (2,895,520)	R$ 859,370	R$ (1,695,283)	R$ 110,182,834	R$ 497,342	R$ 110,680,176	R$ (8,100,000)